Segment Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Summary of Reportable Segments
The following tables summarize information for the reportable segments for the periods presented:

	Three Months Ended September 30, 2022
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$51,022,976	$—	$—	$51,022,976
Ancillary operating revenue	2,209,695	—	—	2,209,695
Managed REIT Platform revenue	—	2,055,224	—	2,055,224
Reimbursable costs from Managed REITs	—	1,165,994	—	1,165,994

Total revenues	53,232,671	3,221,218	—	56,453,889

Operating expenses:
Property operating expenses	15,984,019	—	—	15,984,019
Managed REIT Platform expense	—	725,599	—	725,599
Reimbursable costs from Managed REITs	—	1,165,994	—	1,165,994
General and administrative	—	—	7,330,245	7,330,245
Depreciation	12,965,473	—	255,443	13,220,916
Intangible amortization expense	4,801,004	48,930	—	4,849,934
Acquisition expenses	77,813	—	—	77,813
Contingent earnout expense	—	200,626	—	200,626

Total operating expenses	33,828,309	2,141,149	7,585,688	43,555,146

Gain on equity interests upon acquisition	—	—	—	—

Income (loss) from operations	19,404,362	1,080,069	(7,585,688)	12,898,743
Other income (expense):
Interest expense	(11,709,293)	—	(43,363)	(11,752,656)
Other, net	645,520	104,123	453,027	1,202,670
Income tax (expense) benefit	70,245	(92,725)	(79,753)	(102,233)

Net income (loss)	$8,410,834	$1,091,467	$(7,255,777)	$2,246,524

	Nine Months Ended September 30, 2022
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$140,551,208	$—	$—	$140,551,208
Ancillary operating revenue	6,282,850	—	—	6,282,850
Managed REIT Platform revenue	—	5,877,454	—	5,877,454
Reimbursable costs from Managed REITs	—	3,514,486	—	3,514,486

Total revenues	146,834,058	9,391,940	—	156,225,998

Operating expenses:
Property operating expenses	42,726,575	—	—	42,726,575
Managed REIT Platform expense	—	1,732,710	—	1,732,710
Reimbursable costs from Managed REITs	—	3,514,486	—	3,514,486
General and administrative	—	—	21,114,475	21,114,475
Depreciation	35,498,513	—	656,495	36,155,008
Intangible amortization expense	12,799,016	423,775	—	13,222,791
Acquisition expenses	780,684	—	—	780,684
Contingent earnout expense	—	1,514,447	—	1,514,447
Write-off of equity interest and preexisting relationships upon acquisition of control	—	2,049,682	—	2,049,682

Total operating expenses	91,804,788	9,235,100	21,770,970	122,810,858

Gain on equity interests upon acquisition	—	16,101,237	—	16,101,237

Income (loss) from operations	55,029,270	16,258,077	(21,770,970)	49,516,377
Other income (expense):
Interest expense	(28,051,635)	—	(129,391)	(28,181,026)
Net loss on extinguishment of debt	(2,393,475)	—	—	(2,393,475)
Other, net	394,535	(78,161)	(131,387)	184,987
Income tax (expense) benefit	(13,131)	606,719	(191,346)	402,242

Net income (loss)	$24,965,564	$16,786,635	$(22,223,094)	$19,529,105

	Three Months Ended September 30, 2021
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$40,695,622	$—	$—	$40,695,622
Ancillary operating revenue	2,007,411	—	—	2,007,411
Managed REIT Platform revenue	—	1,263,029	—	1,263,029
Reimbursable costs from Managed REITs	—	972,551	—	972,551

Total revenues	42,703,033	2,235,580	—	44,938,613

Operating expenses:
Property operating expenses	12,593,191	—	—	12,593,191
Managed REIT Platform expense	—	587,704	—	587,704
Reimbursable costs from Managed REITs	—	972,551	—	972,551
General and administrative	—	—	5,232,950	5,232,950
Depreciation	10,561,402	—	186,935	10,748,337
Intangible amortization expense	3,495,615	215,121	—	3,710,736
Acquisition expenses	211,985	—	—	211,985
Contingent earnout adjustment	—	700,000	—	700,000

Total operating expenses	26,862,193	2,475,376	5,419,885	34,757,454

Income (loss) from operations	15,840,840	(239,796)	(5,419,885)	10,181,159
Other income (expense):
Interest expense	(8,229,389)	—	(58,826)	(8,288,215)
Other, net	(775,326)	(49,034)	(285,934)	(1,110,294)
Income tax (expense) benefit	238,898	37,694	—	276,592

Net income (loss)	$7,075,023	$(251,136)	$(5,764,645)	$1,059,242

	Nine Months Ended September 30, 2021
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$108,303,763	$—	$—	$108,303,763
Ancillary operating revenue	5,591,882	—	—	5,591,882
Managed REIT Platform revenue	—	4,609,060	—	4,609,060
Reimbursable costs from Managed REITs	—	3,250,213	—	3,250,213

Total revenues	113,895,645	7,859,273	—	121,754,918

Operating expenses:
Property operating expenses	35,416,441	—	—	35,416,441
Managed REIT Platform expense	—	1,223,736	—	1,223,736
Reimbursable costs from Managed REITs	—	3,250,213	—	3,250,213
General and administrative	—	—	16,797,252	16,797,252
Depreciation	29,483,726	—	551,339	30,035,065
Intangible amortization expense	7,550,981	1,072,983	—	8,623,964
Acquisition expenses	548,083	—	—	548,083
Contingent earnout adjustment	—	3,219,744	—	3,219,744
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control	—	8,389,573	—	8,389,573

Total operating expenses	72,999,231	17,156,249	17,348,591	107,504,071

Gain on sale of real estate	178,631	—	—	178,631
Income (loss) from operations	41,075,045	(9,296,976)	(17,348,591)	14,429,478
Other income (expense):
Interest expense	(25,188,429)	—	(132,206)	(25,320,635)
Net loss on extinguishment of debt	(2,444,788)	—	—	(2,444,788)
Other, net	(281,435)	(148,969)	(870,001)	(1,300,405)
Income tax (expense) benefit	170,556	1,910,732	—	2,081,288

Net income (loss)	$13,330,949	$(7,535,213)	$(18,350,798)	$(12,555,062)

The following tables summarize information for the reportable segments for the periods presented:

	Year Ended December 31, 2021
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$150,610,337	$—	$—	$150,610,337
Ancillary operating revenue	7,552,597	—	—	7,552,597
Managed REIT Platform revenue	—	6,322,970	—	6,322,970
Reimbursable costs from Managed REITs	—	4,278,667	—	4,278,667

Total revenues	158,162,934	10,601,637	—	168,764,571

Operating expenses:
Property operating expenses	48,127,657	—	—	48,127,657
Managed REIT Platform expense	—	1,451,166	—	1,451,166
Reimbursable costs from Managed REITs	—	4,278,667	—	4,278,667
General and administrative	—	—	23,265,196	23,265,196
Depreciation	40,203,484	—	742,922	40,946,406
Intangible amortization expense	11,134,100	1,288,105	—	12,422,205
Other property acquisition expenses	934,838	—	—	934,838
Contingent earnout adjustment	—	12,619,744	—	12,619,744
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control	—	8,389,573	—	8,389,573

Total operating expenses	100,400,079	28,027,255	24,008,118	152,435,452

Gain on sale of real estate	178,631	—	—	178,631

	Year Ended December 31, 2021
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Income (loss) from operations	57,941,486	(17,425,618)	(24,008,118)	16,507,750
Other income (expense):
Interest expense	(31,641,943)	—	(176,294)	(31,818,237)
Interest expense – accretion of fair market value of secured debt	110,942	—	—	110,942
Interest expense – debt issuance costs	(1,676,309)	—	—	(1,676,309)
Net loss on extinguishment of debt	(2,444,788)	—	—	(2,444,788)
Other	(366,849)	1,402,476	(1,279,703)	(244,076)

Net income (loss)	$21,922,539	$(16,023,142)	$(25,464,115)	$(19,564,718)

	Year Ended December 31, 2020
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$104,888,883	$—	$—	$104,888,883
Ancillary operating revenue	5,286,042	—	—	5,286,042
Managed REIT Platform revenue	—	8,048,630	—	8,048,630
Reimbursable costs from Managed REITs	—	5,800,808	—	5,800,808

Total revenues	110,174,925	13,849,438	—	124,024,363

Operating expenses:
Property operating expenses	38,305,199	—	—	38,305,199
Managed REIT Platform expense	—	2,806,921	—	2,806,921
Reimbursable costs from Managed REITs	—	5,800,808	—	5,800,808
General and administrative	—	—	16,471,199	16,471,199
Depreciation	31,773,526	—	521,101	32,294,627
Intangible amortization expense	5,234,312	4,542,804	—	9,777,116
Other property acquisition expenses	1,366,092			1,366,092
Contingent earnout adjustment	—	(2,500,000)	—	(2,500,000)
Impairment of goodwill and intangible assets		36,465,732		36,465,732
Impairment of investments in Managed REITs	—	4,376,879	—	4,376,879

Total operating expenses	76,679,129	51,493,144	16,992,300	145,164,573

Income (loss) from operations	33,495,796	(37,643,706)	(16,992,300)	(21,140,210)
Other income (expense):
Interest expense	(32,417,179)	—	(180,434)	(32,597,613)
Interest expense – accretion of fair market value of secured debt	130,682	—	—	130,682
Interest expense – debt issuance costs	(3,577,730)	—	(8,651)	(3,586,381)
Other	1,708,026	4,557,129	(278,436)	5,986,719

Net loss	$(660,405)	$(33,086,577)	$(17,459,821)	$(51,206,803)

	Year Ended December 31, 2019
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$99,494,560	$—	$—	$99,494,560
Ancillary operating revenue	3,706,700	—	—	3,706,700
Managed REIT Platform revenue	—	3,068,306	—	3,068,306
Reimbursable costs from Managed REITs	—	3,258,983	—	3,258,983

Total revenues	103,201,260	6,327,289	—	109,528,549

Operating expenses:
Property operating expenses	35,723,111	—	—	35,723,111
Property operating expenses – affiliates	6,605,670	—	—	6,605,670
Managed REIT Platform expense	—	2,739,556	—	2,739,556
Reimbursable costs from Managed REITs	—	3,258,983	—	3,258,983
General and administrative	—	—	10,461,453	10,461,453
Depreciation	29,305,979	—	299,299	29,605,278
Intangible amortization expense	9,051,083	2,442,311	—	11,493,394
Contingent earnout adjustment	—	—	200,000	200,000
Self administration transaction expenses	—	—	1,572,238	1,572,238
Acquisition expenses – affiliates	84,061	—	—	84,061
Other property acquisition expenses	141,489	—	—	141,489

Total operating expenses	80,911,393	8,440,850	12,532,990	101,885,233

Gain on sale of real estate	3,944,696	—	—	3,944,696

Operating income (loss)	26,234,563	(2,113,561)	(12,532,990)	11,588,012
Other income (expense):
Interest expense	(37,469,725)	—	(93,522)	(37,563,247)
Interest expense – accretion of fair market value of secured debt	131,611	—	—	131,611
Interest expense – debt issuance costs	(3,990,421)	—	(6,255)	(3,996,676)
Net loss on extinguishment of debt	(2,635,278)	—	(12,355)	(2,647,633)
Gain resulting from acquisition of unconsolidated affiliates	8,017,353	—	—	8,017,353
Other	(1,159,570)	534,612	—	(624,958)

Net loss	$(10,871,467)	$(1,578,949)	$(12,645,122)	$(25,095,538)

Summary of Total Assets by Segment
The following table summarizes our total assets by segment:

Segments	September 30, 2022	December 31, 2021
Self Storage (1)	$1,827,884,211	$1,546,835,094
Managed REIT Platform (2)	39,983,877	21,707,326
Corporate and Other	67,901,552	49,750,356

Total assets (3)	$1,935,769,640	$1,618,292,776

(1)
Included in the assets of the Self Storage segment as of September 30, 2022 and December 31, 2021 was approximately $52.2 million and $49.8 million of goodwill, respectively. Additionally, as of September 30, 2022 and December 31, 2021, there were no accumulated impairment charges to goodwill within the Self Storage segment.

(2)
Included in the assets of the Managed REIT Platform segment as of September 30, 2022 and December 31, 2021 is approximately $1.4 million and $3.9 million of goodwill, respectively. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million, which relates to the impairment charge recorded during the quarter ended March 31, 2020.

(3)
Other than our investments in and advances to Managed REITs, substantially all of our investments in real estate facilities and intangible assets made during the year and quarter ended December 31, 2021 and September 30, 2022, respectively, were associated with our self storage platform.

The following table summarizes our total assets by segment:

Segments		December 31, 2021	December 31, 2020
Self Storage	(1)	$1,546,835,094	$1,172,178,148
Managed REIT Platform	(2)	21,707,326	44,482,625
Corporate and Other		49,750,356	65,560,284

Total assets	(3)	$1,618,292,776	$1,282,221,057

(1)
Included in the assets of the Self Storage segment as of December 31, 2021 and 2020 are approximately $49.8 million and $45.3 million of goodwill, respectively. Additionally, as of December 31, 2021 and 2020, there were no accumulated impairment charges to goodwill within the Self Storage segment. The increase in goodwill in the Self Storage segment during the year ended December 31, 2021 was the result of a reallocation of goodwill due to the SST IV Merger.

(2)
Included in the assets of the Managed REIT Platform segment as of December 31, 2021 and 2020, are approximately $3.9 million and $8.4 million of goodwill, respectively. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million as of December 31, 2021 and 2020, which relates to the impairment charge recorded during the quarter ended March 31, 2020. See Note 5 – Self Administration Transaction, for further information regarding our goodwill and intangible asset impairment charges within the Managed REIT Platform segment. The decrease in goodwill in the Managed REIT Platform segment during the year ended December 31, 2021 was the result of a reallocation of goodwill due to the SST IV Merger.

(3)
Other than our investments in and advances to Managed REITs, substantially all of our investments in real estate facilities and intangible assets made during the years ended December 31, 2021 and 2020 were associated with our self storage platform.